INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 4 - INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statements and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. It also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Provision for income taxes consisted of the following:

United States of America

The Company is registered in the State of Wyoming and is subject to the tax laws of the United States of America.

Malaysia

BioNexus Malaysia and Chemrex are both subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range is 24% on its assessable income. Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of RM2.5 million or less, and with annual business income of not more than RM50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to RM600,000 (2021: RM600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income.

	As of
	March 31,	December 31,	December 31,
	2022	2022	2021
Tax Recoverable
Local	$-	$-	$-
Foreign, representing Malaysia	(27,823)	(31,551)	-
Tax Recoverable	(27,823)	(31,551)	-

Income tax liabilities:
Local	$-	$-	$-
Foreign, representing Malaysia	-	-	97,585
Income tax payables	-	-	97,585

Deferred tax liabilities:
Local	$-	$-	$-
Foreign, representing Malaysia	30,678	30,866	28,416
Deferred tax liabilities	30,678	30,866	28,416
Total	2,855	(685)	126,001

NOTE 4 – INCOME TAXES

BioNexus provides for income taxes under ASC 740, “Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statements and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. It also requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Provision for income taxes consisted of the following:

United States of America

BioNexus is registered in the State of Wyoming and is subject to the tax laws of the United States of America.

Malaysia

BioNexus Malaysia and Chemrex are both subject to Malaysia Corporate Tax, which is charged at the statutory income tax rate range is 24% on its assessable income. Under the amendment of Income Tax Act 1967 by the Finance Act 2020 and with effect from year of assessment 2020, companies with paid-up capital of MYR2.5 million or less, and with annual business income of not more than RM50 million are subject to Small and Medium Enterprise Corporate Tax at 17% on chargeable income up to MYR600,000 (2021: MYR600,000) except for companies with investment holding nature or companies does not have gross income from business sources are subject to corporate tax at 24% on chargeable income.

	As of
	December 31,	December 31,
	2022	2021

Tax Recoverable
Local	$-	$-
Foreign, representing Malaysia	(31,551)	-
Tax Recoverable	(31,551)	-

Income tax liabilities:
Local	-	-
Foreign, representing Malaysia	-	97,585
Income tax liabilities	-	97,585

Deferred tax liabilities:
Local	-	-
Foreign, representing Malaysia	30,866	28,416
Deferred tax liabilities	30,866	28,416
Total	$(685)	$126,001